As filed with the Securities and Exchange Commission on August 23, 2024
Securities Act File No. 333-191837
Investment Company Act File No. 811-22903

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 451	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 453	☒
(Check appropriate box or boxes)

J.P. Morgan Exchange-Traded Fund Trust
(Exact Name of Registrant Specified in Charter)

277 Park Avenue
New York, New York, 10172
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, New York, 10172
(Name and Address of Agent for Service)

With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Anthony Zacharski, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on September 23, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment No. 368 (the “Amendment”) to the Registration Statement of J.P. Morgan Exchange-Traded Fund Trust was filed pursuant to Rule 485(a) under the Securities Act of 1933 on November 18, 2022 to register shares of JPMorgan BetaBuilders Emerging Markets Equity ETF, JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF. Pursuant to Rule 485(a), the Amendment would have become effective on February 1, 2023.
Post-Effective Amendment No. 377 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 3, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders Emerging Markets Equity ETF, JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF.
Post-Effective Amendment No. 385 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 2, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders Emerging Markets Equity ETF, JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF.
Post-Effective Amendment No. 396 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 2, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 398 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 1, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 401 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 1, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 406 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 31, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 412 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 30, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 419 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 29, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 426 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 29, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 429 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 28, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 431 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 28, 2023, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 432 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 27, 2024, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 433 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 26, 2024, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 436 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 27, 2024, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.

Post-Effective Amendment No. 438 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 26, 2024, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 440 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 26, 2024, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 444 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 25, 2024, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 445 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 25, 2024, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
Post-Effective Amendment No. 447 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 24, 2024, as the new date upon which the Amendment would have become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.
JPMorgan BetaBuilders Emerging Markets Equity ETF has separately filed Post-Effective Amendment No. 395 and went effective on April 2, 2023.
This Post-Effective Amendment No. 451 is now being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 23, 2024, as the new date upon which the Amendment shall become effective with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF and incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to JPMorgan BetaBuilders U.S. Growth ETF and JPMorgan BetaBuilders U.S. Value ETF only.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 23rd day of August, 2024.
J.P. Morgan Exchange-Traded Fund Trust
By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on August 23, 2024.

John F. Finn*
John F. Finn
Trustee

Stephen P. Fisher*
Stephen P. Fisher
Trustee

Gary L. French*
Gary L. French
Trustee

Kathleen M. Gallagher*
Kathleen M. Gallagher
Trustee

Robert J. Grassi*
Robert J. Grassi
Trustee

Frankie D. Hughes*
Frankie D. Hughes
Trustee

Raymond Kanner*
Raymond Kanner
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Timothy J. Clemens*
Timothy J. Clemens
Treasurer and Principal Financial Officer

*By	/s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-In-Fact

Lawrence R. Maffia*
Lawrence R. Maffia
Trustee

Mary E. Martinez*
Mary E. Martinez
Trustee

Marilyn McCoy*
Marilyn McCoy
Trustee

Robert A. Oden, Jr.*
Robert A. Oden, Jr.
Trustee

Marian U. Pardo*
Marian U. Pardo
Trustee

Emily A. Youssouf*
Emily A. Youssouf
Trustee

Robert F. Deutsch*
Robert F. Deutsch
Trustee

Nina O. Shenker*
Nina O. Shenker
Trustee

Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer